John Hancock Funds - Global Marketplace Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                               Douglas M. Costle*
                               Leland O. Erdahl *
                              Richard A. Farrell *
                                 Gail D. Fosler*
                               William F. Glavin *
                                 Anne C. Hodsdon
                                 John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                               Richard S. Scipione
                                Edward Spellman*
                        * Members of the Audit Committee
                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                  Second Vice President and Compliance Officer
                                    Custodian
                       State Street Bank and Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109
                              Independent Auditors
                              Price Waterhouse LLP
                               160 Federal Street
                          Boston, Massachusetts 02110

                  John Hancock Funds - Global Marketplace Fund

Statement of Assets and Liabilities
October 31, 1997

--------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments at value - Note C:
      Common stocks and warrants  (cost - $ 37,945,154)                                                       $ 47,238,234
                     Short-term investments  (cost - $4,693,205)                                                 4,693,205

                                                                                                        ------------------
                                                                                                                51,931,439
    Cash                                                                                                            13,106
    Receivable for investments sold                                                                                 79,997
    Receivable for shares sold                                                                                       6,533
    Interest receivable                                                                                                535
    Dividends receivable                                                                                            20,725
    Foreign tax receivable                                                                                           9,749
    Deferred organization expense - Note A                                                                           2,772
    Other assets                                                                                                       119
                                                                                                        ------------------
                                            Total Assets                                                        52,064,975
                                            ------------------------------------------------------------------------------
Liabilities:
    Payable for investments purchased                                                                               82,134
    Payable for shares repurchased                                                                                  31,671
    Payable for securities on loan - Note A                                                                      1,300,205
    Payable to John Hancock Advisers, Inc. and affiliates - Note B                                                  53,603
    Accounts payable and accrued expenses                                                                           52,063
                                                                                                        ------------------
                                            Total Liabilities                                                    1,519,676
                                            ------------------------------------------------------------------------------
Net Assets:
    Capital paid-in                                                                                             44,112,915
    Accumulated net realized loss on investments and foreign currency transactions                              (2,861,059)
    Net unrealized appreciation of investments and foreign currency transactions                                 9,293,457
    Accumulated net investment loss                                                                                    (14)
                                                                                                        ------------------
                                            Net Assets                                                         $50,545,299
                                            ==============================================================================
Net Asset Value Per Share:
    (Based on net asset values and shares of beneficial  interest  outstanding -
      unlimited number of shares authorized with no par value)
    Class A - $21,256,648 / 1,258,073
                                                                                                                    $16.90
    ======================================================================================================================
    Class B - $29,288,651 / 1,755,037
                                                                                                                    $16.69
    ======================================================================================================================
Maximum Offering Price Per Share*
    Class A - ($16.90 x 105.26%)                                                                                    $17.79
    ======================================================================================================================

*   On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.


                       See Notes to Financial Statements.

                  John Hancock Funds - Global Marketplace Fund

Statement of Operations
Year ended October  31, 1997

-----------------------------------------------------------------------------------------------------
Investment Income:
   Dividends (net of foreign withholding taxes of $15,376)                                 $  276,044
   Interest (including income on securities loaned $11,729)                                   158,294
                                                                                           ----------
                                                                                              434,338
                                                                                           ----------
   Expenses:
    Investment management fee - Note B                                                        437,172
    Distribution and service fee - Note B
      Class A                                                                                  70,425
      Class B                                                                                 311,716
    Transfer agent fee - Note B                                                               228,043
    Custodian fee                                                                              72,729
    Registration and filing fees                                                               35,413
    Auditing fee                                                                               32,513
    Printing                                                                                   25,134
    Financial services fee - Note B                                                            10,046
    Trustees' fees                                                                              4,391
    Miscellaneous                                                                               2,730
    Organization expense - Note A                                                               1,453
    Legal fees                                                                                    974
                                                                                           -----------
               Total Expenses                                                               1,232,739
               ---------------------------------------------------------------------------------------
               Less Expense Reductions - Note B                                              (130,737)
               ---------------------------------------------------------------------------------------
               Net Expenses                                                                 1,102,002
               ---------------------------------------------------------------------------------------
               Net Investment Loss                                                           (667,664)
               ---------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
    Net realized loss on  investments  sold                                                  (799,623)
    Net realized gain on foreign currency transactions                                          7,494
    Change in net unrealized appreciation/depreciation  of investments                      6,779,313
    Change in net unrealized appreciation/depreciation of foreign currency transactions        (7,429)
                                                                                           ----------
               Net Realized and Unrealized Gain on Investments and
               Foreign Currency Transactions                                                5,979,755
               --------------------------------------------------------------------------------------
               Net Increase in Net Assets Resulting from Operations                        $5,312,091
               ======================================================================================


                       See Notes to Financial Statements.

                          John Hancock Funds - Global Marketplace Fund

Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  PERIOD FROM
                                                                               YEAR ENDED    SEPTEMBER 1, 1996 TO       YEAR ENDED
                                                                            AUGUST 31, 1996   OCTOBER 31, 1996 (1)  OCTOBER 31, 1997
                                                                          ----------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment loss                                                           ($91,821)          ($88,237)            ($667,664)
  Net realized loss on investments sold and foreign currency
    transactions                                                                (802,118)        (1,264,001)             (792,129)
  Change in net unrealized appreciation/depreciation of investments
    and foreign currency transactions                                          1,009,211          1,314,259             6,771,884
                                                                             -----------        -----------           -----------
   Net Increase (Decrease) in Net Assets Resulting from Operations               115,272            (37,979)            5,312,091
                                                                             -----------        -----------           -----------

From Fund Share Transactions - Net: *                                         38,385,073        12,741,407            (6,682,165)
                                                                             -----------        -----------           -----------
Net Assets:
  Beginning of period                                                            711,600         39,211,945            51,915,373
                                                                             -----------        -----------           -----------
  End of period (including net investment loss of none,
    none and $14, respectively)                                              $39,211,945         $51,915,373          $50,545,299
                                                                              ==========          ==========           ==========

                                                                           PERIOD FROM
                                                   YEAR ENDED          SEPTEMBER 1, 1996 TO            YEAR ENDED
  * Analysis of Fund Share Transactions:        AUGUST 31, 1996        OCTOBER 31, 1996 (1)         OCTOBER 31, 1997
                                           ------------------------   -----------------------   ------------------------
CLASS A                                       SHARES      AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT
                                           ----------   -----------   --------    -----------   ----------   -----------
   Shares sold                              1,349,557   $20,373,589    684,738    $10,778,771      777,426   $11,801,950
   Less shares repurchased                   (292,024)   (4,386,051)  (381,164)    (6,000,820)    (942,406)  (14,657,688)
                                           ==========   ===========   ========    ===========   ==========   ===========
   Net increase (decrease)                  1,057,533   $15,987,538   303,574      $4,777,951     (164,980)  ($2,855,738)
                                           ==========   ===========   ========    ===========   ==========   ===========
  CLASS B **
   Shares sold                              1,569,827   $23,824,449    555,243     $8,755,160      815,572   $12,357,458
   Less shares repurchased                    (95,769)   (1,426,914)   (50,082)      (791,704)  (1,039,754)  (16,183,885)
                                           ==========   ===========   ========    ===========   ==========   ===========
   Net increase (decrease)                  1,474,058   $22,397,535   505,161      $7,963,456     (224,182)  ($3,826,427)
                                           ==========   ===========   ========    ===========   ==========   ===========

**   Class B commenced operations on January 22, 1996.
(1)  Effective  October 31, 1996,  the fiscal  period  changed from August 31 to
     October 31.

                       See Notes to Financial Statements.

            John Hancock Funds - John Hancock Global Marketplace Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                       FOR THE PERIOD
                                                     SEPTEMBER 29, 1994
                                                        (COMMENCEMENT                           PERIOD FROM
                                                        OF OPERATIONS)       YEAR ENDED         SEPTEMBER 1,           YEAR ENDED
                                                      TO AUGUST 31,1995   AUGUST 31, 1996  TO OCTOBER 31, 1996 (8)  OCTOBER 31, 1997
                                                      -----------------   ---------------  -----------------------  ----------------

CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period                     $8.50              $11.49               $15.16               $15.31
                                                        ---------           ---------            ---------            ---------
   Net Investment Income (Loss) (1)                          0.01               (0.08)               (0.02)               (0.13)
   Net Realized and Unrealized Gain on Investments
   and Foreign Currency Transactions                         3.01                3.75                 0.17                 1.72
                                                        ---------           ---------            ---------            ---------
            Total from Investment Operations                 3.02                3.67                 0.15                 1.59
                                                        ---------           ---------            ---------            ---------
   Less Distributions:
       Dividends from Net Investment Income                 (0.01)               -                    -                    -
       Distributions from Net Realized Gain on
       Investments Sold                                     (0.02)               -                    -                    -
                                                        ---------           ---------            ---------            ---------
            Total Distributions                             (0.03)               -                    -                    -
                                                        ---------           ---------            ---------            ---------
   Net Asset Value, End of Period                          $11.49              $15.16               $15.31               $16.90
                                                        =========           =========            =========            =========
   Total Investment Return at Net Asset Value (3)          35.61% (6)          31.94%                0.99% (6)           10.39%
   Total  Adjusted Investment Return at Net
   Asset Value (3,4)                                       28.69% (6)          29.69%                0.89% (6)           10.15%

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                  $712            $16,966               $21,782              $21,257
   Ratio of  Expenses to Average Net Assets                 1.50% (5)          1.45%                 1.54% (5)            1.62%
   Ratio of  Adjusted Expenses to Average Net
     Assets (2)                                             9.00% (5)          3.70%                 2.12% (5)            1.86%
   Ratio of  Net Investment Income (Loss) to
     Average Net Assets                                     0.06% (5)         (0.57%)               (0.70%) (5)          (0.82%)
   Ratio of Adjusted Net Investment Loss to
     Average Net Assets (2)                                (7.44%) (5)        (2.82%)               (1.28%) (5)          (1.06%)
   Portfolio Turnover Rate                                    63%                52%                   12%                 115%
   Average Broker Commission Rate (7)                         N/A            $0.0140               $0.0079              $0.0129
   Fee Reduction Per Share (1)                              $0.65              $0.31                 $0.02                $0.04

                                                                          FOR THE PERIOD
                                                                         JANUARY 22, 1996
                                                                          (COMMENCEMENT           PERIOD FROM
                                                                          OF OPERATIONS)       SEPTEMBER 1, 1996       YEAR ENDED
                                                                       TO AUGUST 31, 1996   TO OCTOBER 31, 1996 (8) OCTOBER 31, 1997
                                                                       ------------------   ----------------------- ----------------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period                                        $11.95               $15.09               $15.22
                                                                            ---------            ---------            ---------
   Net Investment Loss (1)                                                      (0.11)               (0.04)               (0.24)
   Net Realized and Unrealized Gain on Investments and
       Foreign Currency Transactions                                             3.25                 0.17                 1.71
                                                                            ---------            ---------            ---------
            Total from Investment Operations                                     3.14                 0.13                 1.47
                                                                            ---------            ---------            ---------
   Net Asset Value, End of Period                                              $15.09               $15.22               $16.69
                                                                            =========            =========            =========
   Total Investment Return at Net Asset Value (3)                              26.28% (6)            0.86% (6)            9.66%
   Total  Adjusted Investment Return at Net Asset Value (3,4)                  25.50% (6)            0.76% (6)            9.42%

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                                   $22,246             $30,133               $29,289
   Ratio of  Expenses to Average Net Assets                                     2.15%  (5)          2.24% (5)             2.32%
   Ratio of  Adjusted Expenses to Average Net Assets (2)                        3.49%  (5)          2.82% (5)             2.56%
   Ratio of  Net Investment Loss to Average Net Assets                         (1.28%) (5)         (1.42%)(5)            (1.52%)
   Ratio of Adjusted Net Investment Loss to Average Net Assets(2)              (2.62%) (5)         (2.00%)(5)            (1.76%)
   Portfolio Turnover Rate                                                        52%                 12%                  115%
   Average Broker Commission Rate (7)                                         $0.0140             $0.0079               $0.0129
   Fee Reduction Per Share (1)                                                  $0.11               $0.02                 $0.04


(1) Based on the of the average of the shares outstanding at the end of each month.
(2)  Unreimbursed, without fee reduction.
(3) Total invesment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration reductions by the Adviser during the periods shown.
(5)  Annualized.
(6)  Not annualized.
(7)  Per portfolio share traded.  Required for fiscal years that began September
     1, 1995 or later.
(8) Effective October 31, 1996 the fiscal period end changed from August 31 to October 31.

                       See Notes to Financial Statements.

                  John Hancock Funds - Global Marketplace Fund


Schedule of Investments
October 31, 1997

-------------------------------------------------------------------------------------------

                                                                                    MARKET
ISSUER, DESCRIPTION                                          NUMBER OF SHARES       VALUE
-------------------                                          ----------------       -----
COMMON STOCKS AND WARRANT
Advertising ( 1.85%)
Outdoor Systems, Inc.*                                            30,375         $  934,031
                                                                                 ----------
Beverages - Alcoholic ( 1.86%)
Beringer Wine Estates Holdings, Inc. (Class B)*                    2,500             77,500
Mondavi (Robert) Corp. (Class A)*                                 17,000            863,813
                                                                                 ----------
                                                                                    941,313
                                                                                 ----------
Beverages - Soft Drinks ( 1.23%)
Panamerican Beverages, Inc. (Class A) (Mexico)                    20,000            620,000
                                                                                 ----------
Business Services - Misc ( 1.22%)
Coinstar, Inc.*                                                   43,400            436,713
Market Facts, Inc.                                                 9,000            182,250
                                                                                 ----------
                                                                                    618,963
                                                                                 ----------
Diversified Operations ( 0.78%)
Moulin International Holdings Ltd. (Hong Kong)                 3,571,210            392,618
                                                                                 ----------
Finance ( 1.25%)
Medallion Financial Corp.                                         30,000            630,000
                                                                                 ----------
Food ( 1.42%)
American Italian Pasta Co. (Class A)*                                800             16,800
Fine Host Corp.*                                                  25,000            700,000
                                                                                 ----------
                                                                                    716,800
                                                                                 ----------
Funeral Services & Related ( 0.26%)
Rock of Ages Corp. (Class A)*                                      7,000            133,000
                                                                                 ----------
Leisure - Services ( 3.07%)
Carnival Corp. (Class A)                                          15,000            727,500
Disney (Walt) Co., (The)                                          10,000            822,500
                                                                                 ----------
                                                                                  1,550,000
                                                                                 ----------
Real Estate - Operations ( 1.60%)
Central Parking Corp.                                             14,800            808,450
                                                                                 ----------
Retail - Apparel / Shoe Group ( 5.69%)
Big Dog Holdings, Inc.*                                           16,000            226,000
Burton Group PLC (United Kingdom)                                268,000            566,543
Gap, Inc. (The)                                                   22,000          1,170,125
Next, PLC (United Kingdom)                                        60,000            714,722
Track 'n Trail, Inc.*                                             20,000            200,000
                                                                                 ----------
                                                                                  2,877,390

                       See Notes to Financial Statements.

                  John Hancock Funds - Global Marketplace Fund

                                                                                    MARKET
ISSUER, DESCRIPTION                                          NUMBER OF SHARES       VALUE
-------------------                                          ----------------       -----
Retail - Consumer Electronics ( 3.48%)
Circuit City Stores-Circuit City Group                            20,000         $  797,500
Grupo Elektras, S.A. de C.V.,
  Global Depositary Receipts (Mexico) *                           35,000            960,312
                                                                                 ----------
                                                                                  1,757,812
                                                                                 ----------
Retail - Department Stores ( 8.12%)
Kohl's Corp.*                                                     23,000          1,543,875
Meyer (Fred), Inc. *                                              34,000            971,125
Proffitt's, Inc.*                                                 30,000            860,625
Stage Stores, Inc.*                                               20,000            730,000
                                                                                 ----------
                                                                                  4,105,625
                                                                                 ----------
Retail - Discount & Variety ( 6.35%)
Consolidated Stores Corp.*                                        25,750          1,026,781
Dollar General Corp.                                              31,875          1,053,867
99 Cents Only Stores*                                             30,000          1,126,875
                                                                                 ----------
                                                                                  3,207,523
                                                                                 ----------
Retail - Drug Stores ( 3.75%)
Arbor Drugs, Inc.                                                 25,000            668,750
CVS Corp.                                                         20,000          1,226,250
                                                                                 ----------
                                                                                  1,895,000
                                                                                 ----------
Retail - Home Furnishings ( 4.78%)
Cost Plus, Inc.*                                                  35,000            949,375
Linens 'N Things, Inc.*                                           23,000            826,563
Pier 1 Imports, Inc.                                              35,000            638,750
                                                                                 ----------
                                                                                  2,414,688
                                                                                 ----------
Retail - Mail Order / Direct ( 1.23%)
dELiA*s Inc.*                                                     30,000            622,500
                                                                                 ----------
Retail - Major Chains ( 4.06%)
Costco Cos., Inc.*                                                35,000          1,347,500
Wal-Mart Stores, Inc.                                             20,000            702,500
                                                                                 ----------
                                                                                  2,050,000
                                                                                 ----------
Retail - Misc./Diversified ( 6.25%)
Borders Group, Inc. *                                             30,000            778,125
Grand Optical Photoservice SA (France)                             7,000          1,127,378
Hibbett Sporting Goods, Inc.*                                     31,300            868,575
Hot Topic, Inc.*                                                  23,000            388,125
                                                                                 ----------
                                                                                  3,162,203
                                                                                 ----------


                       See Notes to Financial Statements.

                  John Hancock Funds - Global Marketplace Fund

                                                                                    MARKET
ISSUER, DESCRIPTION                                          NUMBER OF SHARES       VALUE
-------------------                                          ----------------       -----
Retail - Restaurants ( 12.09%)
Famous Dave's of America, Inc.*                                   20,000        $   347,500
Il Fornaio (America) Corp.*                                       17,400            231,638
Papa John's International, Inc. *                                 16,000            473,000
PizzaExpress PLC (United Kingdom)                                100,000          1,254,958
Rainforest Cafe, Inc.*                                            27,000            921,375
Starbucks Corp.*                                                  25,000            825,000
Tele Pizza, S.A. (Spain)                                          13,000            892,761
Wetherspoon (J.D.) PLC (United Kingdom)                           42,871          1,165,215
                                                                                -----------
                                                                                  6,111,447
                                                                                -----------
Retail - Supermarkets ( 11.32%)
Carrefour SA (France)                                              2,000          1,043,644
Disco S.A., American Depositary Receipts, ADR                     25,000          1,012,500
(Argentina) *
Dominick's Supermarkets, Inc.*                                    25,000            912,500
Peapod, Inc.*                                                     21,400            203,300
Quality Food Centers, Inc.*                                       15,000            714,375
Seaway Food Town, Inc.                                            20,000            385,000
Supersol Ltd., ADR (Israel) *                                     55,000            811,250
Tesco PLC (United Kingdom)                                        80,000            640,565
                                                                                -----------
                                                                                  5,723,134
                                                                                -----------
Retail / Wholesale - Building Products ( 4.13%)
Castorama Dubois Investissements SA (France)                       2,456            255,893
Home Centers (DIY) Ltd. (Israel) *                                60,000            431,250
Home Depot, Inc.                                                  25,000          1,390,625
White Cap Industries, Inc.*                                          500              9,500
                                                                                -----------
                                                                                  2,087,268
                                                                                -----------
Retail / Wholesale - Computers ( 1.83%)
CompUSA, Inc.*                                                    28,200            923,550
                                                                                -----------
Retail / Wholesale - Food ( 0.69%)
Distribucion y Servicio D&S S.A., ADR (Chile) *                   20,000            351,250
                                                                                -----------
Shoes & Related Apparel ( 1.31%)
Wolverine World Wide, Inc.                                        30,000            660,000
                                                                                -----------
Textiles - Apparel Manufacturing ( 3.83%)
Cutter & Buck, Inc.*                                              37,500            670,313
Jones Apparel Group, Inc.*                                        20,000          1,017,500
Tefron Ltd. (Israel) *                                            13,000            249,438
                                                                                -----------
                                                                                  1,937,251
                                                                                -----------
                                   TOTAL COMMON STOCKS
                                    (Cost $37,939,775)           (93.45%)        47,231,816
                                                                  ------        -----------
WARRANT
Diversified Operations ( 0.01%)
Moulin International Holdings Ltd. (Hong Kong)                   293,629              6,418
                                                                                -----------
                                         TOTAL WARRANT
                                         (Cost $5,379)            (0.01%)             6,418
                                                                  ------        -----------
                       TOTAL COMMON STOCKS AND WARRANT
                                    (Cost $37,945,154)           (93.46%)        47,238,234
                                                                  ------        -----------

                       See Notes to Financial Statements.

                  John Hancock Funds - Global Marketplace Fund

                                                          INTEREST            PAR VALUE          MARKET
ISSUER DESCRIPTION                                          RATE            (000s OMITTED)       VALUE
------------------                                          ----            --------------       -----
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement ( 9.68%)
  Investment in a joint repurchase agreement
    transaction with Aubrey G. Lanston & Co. -
    Dated 10-31-97, Due 11-03-97
    (Secured by US Treasury Notes, 5.750% thru 7.125%,
    Due 12-31-98 thru 4-30-00) - Note A                    5.68%               $ 3,393        $ 3,393,000


Cash Equivalents
  Navigator Securities Lending Prime Portolio **                                 1,300          1,300,205
                                                                                              -----------

                                       TOTAL SHORT-TERM INVESTMENTS             (9.29%)         4,693,205
                                                                               -------        -----------

                                                  TOTAL INVESTMENTS           (102.75%)       $51,931,439
                                                                               -------        ===========

*    Non-income producing security.
**   Represents investments of security lending collateral - Note A.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



                       See Notes to Financial Statements.

                  John Hancock Funds - Global Marketplace Fund


Country Diversification (Unaudited)
--------------------------------------------------------------------------------


The concentration of investments by industry group for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by the countries in which the Fund invests. The table below shows the percentage of the Fund's investments at October 31, 1997 assigned to the various countries.
                                                       MARKET VALUE
                                                       OF SECURITIES
                                                      AS A PERCENTAGE
                                                         OF FUND'S
COUNTRY DIVERSIFICATION                                 NET ASSETS
Argentina                                                   2.00%
Chile                                                       0.70
France                                                      4.80
Hong Kong                                                   0.78
Israel                                                      2.95
Mexico                                                      3.13
Spain                                                       1.77
United Kingdom                                              8.59
United States                                              78.03
                                                       ---------
                                                          102.75%
                                                       =========





                       See Notes to Financial Statements.

                  John Hancock Funds - Global Marketplace Fund


NOTE A --
ACCOUNTING POLICIES
John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Global Marketplace Fund (the "Fund"), John Hancock Pacific Basin Equities Fund and John Hancock Global Rx Fund. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund is to achieve long-term capital appreciation through investment primarily in foreign and U.S. stocks of companies that merchandise goods and services to consumers or to consumer companies.

     The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

     Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing sources, or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days or less are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For Federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are gains and losses for accounting purposes. For federal income tax purposes, the Fund has $2,861,058 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforwards are used by the Fund, no capital distribution will be made. The carryforwards expire as follows: October 31, 2003 - $849, October 31, 2004 - $2,060,588 and October 31, 2005 - $799,621.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

     The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

                  John Hancock Funds - Global Marketplace Fund


CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five year period that commenced with the investment operations of the Fund.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Advisor in an unsecured line of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the year ended October 31, 1997.

SECURITIES LENDING The Fund may lend its securities to certain qualifies brokers who pay the Fund negotiated lenders fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially. At October 31, 1997, the Fund loaned securities having a market value of $1,221,674 collateralized by cash in the amount of $1,300,205, which was invested in a short-term instrument.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS  The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                  John Hancock Funds - Global Marketplace Fund


     These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than the offset by the currency amount of the underlying transaction.

     There were no open forward foreign currency contracts at October 31,1997.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instruments. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

     At October 31, 1997, there were no open positions in financial futures contracts.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the written option.

     The Fund may use options contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

     The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

     Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

     At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

     There were no written option transactions for the year ended October 31, 1997.


NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $250,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $250,000,000.

      The Adviser has agreed to limit Fund expenses, including the management fee (but not including the transfer agent fee and the 12b-1 fee), to 0.90% of the Fund's daily net assets. Accordingly, the reduction in the Adviser's fee

                  John Hancock Funds - Global Marketplace Fund


amounted to $130,737 for the year ended October 31, 1997. The Adviser reserves the right to terminate this limit in the future.

     The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended October 31, 1997, net sales charges received with regard to Class A shares amounted to $232,186. Out of this amount, $57,668 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $101,631 was paid as sales commissions to sales personnel of unrelated broker-dealers and $72,887 was paid as sales commissions to personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are related broker-dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors and was the sole shareholder until November 29, 1996 of John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

     Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the year ended October 31, 1997, the contingent deferred sales charges paid to JH Funds amounted to $125,330.

     In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds, for distribution and service expenses at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

     The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays a transfer agent fee based on the number of shareholder accounts and certain-out-pocket expenses.

     The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

     Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gain or losses. At October 31, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $4.

NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities, other than short-term securities, during the year ended October 31, 1997, aggregated $58,982,698 and $67,226,772, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 1997.

     The cost of investments owned at October 31, 1997 (including the short-term investments) for federal income tax purposes was $42,638,359. Gross unrealized appreciation and depreciation of investments aggregated $10,660,713 and $1,367,633, respectively, resulting in net unrealized appreciation of $9,293,080.

                  John Hancock Funds - Global Marketplace Fund


NOTE D --
RECLASSIFICATION OF ACCOUNTS
During the year ended October 31, 1997, the Fund has reclassified amounts to reflect a decrease in accumulated net investment loss of $667,650, an increase in accumulated net realized loss on investments of $7,479 , and a decrease in capital paid-in of $660,171. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1997. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE E --
SUBSEQUENT EVENT
On September 9, 1997 shareholders approved a vote on a proposed merger between the Fund and the John Hancock Growth Fund ("Growth Fund"). The reorganization provided for a transfer of substantially all the assets and liabilities of the Fund to the Growth Fund. After the transaction and as of the close of business on December 5, 1997, the Fund will be terminated.

                  John Hancock Funds - Global Marketplace Fund


REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of John Hancock Global Marketplace Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Marketplace Fund (the "Fund") (a series of John Hancock World Fund) at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.


Price Waterhouse, LLP
Boston, Massachusetts
December 15, 1997